Prepayments and other receivables (Tables)	12 Months Ended
Dec. 31, 2017
Prepayments and other receivables
Schedule of prepayments and other receivables
Components of prepayments and other receivables as of December 31, 2016 and 2017 are as follows:

	2016	2017
	RMB	RMB

Advances to suppliers	73,815	80,647
Prepaid expenses	11,320	45,818
Deposits	29,840	88,587
Advances to used car dealers	14,131	62,843
Staff advances	33,268	57,355
VAT and other taxes receivables	366,697	638,267
Interest receivable	25,912	23,548
Other receivables	56,692	106,618

	611,675	1,103,683